Document and Entity Information	Oct. 09, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001688476
Document Type	8-K
Document Period End Date	Oct. 09, 2019
Entity Registrant Name	KEANE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37988
Entity Tax Identification Number	38-4016639
Entity Address, Address Line One	1800 Post Oak Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	960-0381
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01, par value
Trading Symbol	FRAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false